UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07038

The Money Market Portfolios

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

The U.S. Government Money Market Portfolio
Semi-Annual Shareholder Report | December 31, 2024

This semi-annual shareholder report contains important information about The U.S. Government Money Market Portfolio for the period July 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-masterfunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
The U.S. Government Money Market Portfolio	$8	0.15%
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$9,539,562,550
Total Number of Portfolio Holdings	73
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Investments)

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-masterfunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
The U.S. Government Money Market Portfolio	PAGE 1	4184-SHTSR-0225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Money Market Portfolios
Financial Highlights
The U.S. Government Money Market Portfolio
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2024
(unaudited)
Year Ended June 30,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .............. 0.024 0.052 0.036 0.001 —
a
0.013
Net realized and unrealized gains
(losses)
a
....................... — — — — (—) —
Total from investment operations ........ 0.024 0.052 0.036 0.001 —
a
0.013
Less distributions from:
Net investment income .............. (0.024) (0.052) (0.036) (0.001) (—)
a
(0.013)
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
....................... 2.48% 5.30% 3.67% 0.14% 0.01% 1.29%
Ratios to average net assets
c
Expenses before waiver and payments by
affiliates .......................... 0.15% 0.15% 0.15% 0.15% 0.15% 0.15%
Expenses net of waiver and payments by
affiliates .......................... 0.15% 0.15% 0.15%
d
0.10%
d
0.09%
d
0.15%
d
Net investment income ............... 4.87% 5.20% 3.58% 0.13% —%
e
1.33%
Supplemental data
Net assets, end of period (000’s) ........ $9,539,563 $11,497,745 $10,718,122 $11,102,314 $11,811,420 $18,381,976
a
Amount rounds to less than $0.001 per share.
b
Total return is not annualized for periods less than one year.
c
Ratios are annualized for periods less than one year.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Rounds to less than 0.01%.

The Money Market Portfolios
Schedule of Investments (unaudited), December 31, 2024
The U.S. Government Money Market Portfolio
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 77.5%
FFCB ,
a
4.314%, 1/28/25 ................................................... $ 72,000,000 $ 71,767,800
b
FRN, 4.415%, (SOFR + 0.045%), 2/12/25 ............................... 41,000,000 41,000,000
b
FRN, 4.495%, (SOFR + 0.125%), 3/07/25 ............................... 15,000,000 15,000,000
b
FRN, 4.395%, (SOFR + 0.025%), 9/10/25 ............................... 29,000,000 29,000,000
156,767,800
FHLB ,
a
4.402%, 1/02/25 ................................................... 318,366,000 318,327,077
a
4.511%, 1/03/25 ................................................... 175,000,000 174,956,163
a
4.293%, 1/08/25 ................................................... 352,100,000 351,806,363
a
4.308%, 1/15/25 ................................................... 30,000,000 29,949,833
a
4.278%, 1/16/25 ................................................... 84,300,000 84,150,016
a
4.42%, 1/17/25 ................................................... 298,500,000 297,914,767
a
4.376%, 1/21/25 ................................................... 83,500,000 83,297,513
a
4.281%, 1/22/25 ................................................... 224,000,000 223,422,803
a
4.368%, 1/31/25 ................................................... 41,800,000 41,648,405
a
4.328%, 2/05/25 ................................................... 374,950,000 373,358,571
a
4.296%, 2/07/25 ................................................... 143,050,000 142,421,199
a
4.291%, 2/12/25 ................................................... 167,400,000 166,566,264
a
4.271%, 2/14/25 ................................................... 62,600,000 62,274,981
a
4.295%, 2/19/25 ................................................... 65,000,000 64,622,224
a
4.301%, 3/03/25 ................................................... 13,000,000 12,905,941
b
FRN, 4.385%, (SOFR + 0.015%), 1/10/25 ............................... 174,000,000 174,000,000
b
FRN, 4.39%, (SOFR + 0.02%), 1/23/25 ................................. 44,300,000 44,300,000
b
FRN, 4.38%, (SOFR + 0.01%), 4/15/25 ................................. 172,800,000 172,800,000
b
FRN, 4.4%, (SOFR + 0.03%), 4/23/25 .................................. 86,700,000 86,700,000
b
FRN, 4.395%, (SOFR + 0.025%), 5/07/25 ............................... 171,500,000 171,500,000
b
FRN, 4.385%, (SOFR + 0.015%), 5/08/25 ............................... 129,400,000 129,400,000
b
FRN, 4.405%, (SOFR + 0.035%), 5/19/25 ............................... 86,200,000 86,200,000
b
FRN, 4.4%, (SOFR + 0.03%), 6/10/25 .................................. 85,000,000 85,000,000
b
FRN, 4.375%, (SOFR + 0.005%), 6/23/25 ............................... 166,600,000 166,600,000
b
FRN, 4.395%, (SOFR + 0.025%), 7/07/25 ............................... 86,400,000 86,400,000
b
FRN, 4.395%, (SOFR + 0.025%), 7/18/25 ............................... 77,000,000 77,000,000
b
FRN, 4.39%, (SOFR + 0.02%), 7/25/25 ................................. 86,400,000 86,400,000
3,793,922,120
a
U.S. Treasury Bills ,
4.48%, 1/02/25 ................................................... 85,700,000 85,689,335
4.448%, 1/07/25 ................................................... 338,800,000 338,548,990
4.54%, 1/09/25 ................................................... 238,800,000 238,559,279
4.747%, 1/14/25 ................................................... 86,900,000 86,751,256
4.402%, 1/16/25 ................................................... 82,300,000 82,149,288
4.402%, 1/21/25 ................................................... 132,910,000 132,585,662
4.493%, 1/23/25 ................................................... 298,200,000 297,383,212
4.291%, 1/30/25 ................................................... 172,420,000 171,826,016
4.458%, 2/06/25 ................................................... 259,200,000 258,049,152
4.28%, 2/11/25 .................................................... 169,000,000 168,180,068
3.096%, 2/13/25 ................................................... 272,600,000 271,185,420
4.253%, 2/18/25 ................................................... 112,900,000 112,263,244
4.445%, 2/20/25 ................................................... 171,000,000 169,950,250
4.292%, 2/25/25 ................................................... 81,750,000 81,217,319
4.444%, 2/27/25 ................................................... 167,000,000 165,832,600
4.432%, 3/06/25 ................................................... 84,000,000 83,342,933
4.335%, 3/13/25 ................................................... 124,000,000 122,948,411
4.408%, 3/18/25 ................................................... 168,000,000 166,450,107
4.288%, 3/20/25 ................................................... 167,700,000 166,155,763
4.18%, 4/03/25 ................................................... 82,800,000 81,915,707

The Money Market Portfolios
Schedule of Investments (unaudited)
The U.S. Government Money Market Portfolio
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
a
U.S. Treasury Bills, (continued)
4.364%, 4/08/25 ................................................... $ 80,500,000 $ 79,564,065
4.275%, 4/22/25 ................................................... 83,600,000 82,512,225
3,443,060,302
Total U.S. Government and Agency Securities (Cost $7,393,750,222) ..............
7,393,750,222
c
Repurchase Agreements 22.5%
Bank of New York Mellon Corp. (The), 4.4%, 1/02/25 (Maturity Value $400,097,778)
Collateralized by U.S. Treasury Note, 4.25%, 3/15/27 (valued at $408,000,087) ... 400,000,000 400,000,000
BNP Paribas Securities Corp., 4.44%, 1/02/25 (Maturity Value $650,160,333)
Collateralized by U.S. Treasury Note, 3.75%, 12/31/28 (valued at $663,118,457) .. 650,000,000 650,000,000
Deutsche Bank Securities, Inc., 4.4%, 1/02/25 (Maturity Value $10,002,444)
Collateralized by U.S. Treasury Notes, 0.375%, 7/15/25 (valued at $10,200,108) .. 10,000,000 10,000,000
Federal Reserve Bank of New York, 4.25%, 1/02/25 (Maturity Value $875,206,597)
Collateralized by U.S. Treasury Notes, 1.625% - 3.875%, 11/15/29 - 8/15/40 (valued at $875,206,677) .................................................. 875,000,000 875,000,000
Goldman Sachs & Co. LLC, 4.2%, 1/02/25 (Maturity Value $75,017,500)
Collateralized by U.S. Treasury Note, 4.5%, 5/15/27 (valued at $76,518,229) ..... 75,000,000 75,000,000
HSBC Securities USA, Inc., 4.35%, 1/02/25 (Maturity Value $135,032,625)
Collateralized by U.S. Government Agency Securities, 3.5% - 7%, 6/20/49 - 1/15/54;
and U.S. Treasury Note, 0%, 11/15/34 - 11/15/53 (valued at $137,700,000) ....... 135,000,000 135,000,000
Total Repurchase Agreements (Cost $2,145,000,000) ............................
2,145,000,000
Total Short Term Investments (Cost $9,538,750,222) .............................
9,538,750,222
a
Total Investments (Cost $9,538,750,222) 100.0% ................................
$9,538,750,222
Other Assets, less Liabilities 0.0%
†
............................................
812,328
Net Assets 100.0% ...........................................................
$9,539,562,550
See abbreviations on page 10 .
†
Rounds to less than 0.1% of net assets.
a
The rate shown represents the yield at period end.
b
The coupon rate shown represents the rate at period end.
c
See Note 1(b) regarding repurchase agreement.

The Money Market Portfolios
Financial Statements
Statement of Assets and Liabilities
December 31, 2024 (unaudited)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

The U.S.
Government
Money Market
Portfolio
Assets:
Investments in unaffiliated securities, at amortized cost ............................................... $7,393,750,222
Unaffiliated repurchase agreements, at value and cost ............................................... 2,145,000,000
Cash .................................................................................... 156,774,523
Receivables:
Interest ................................................................................. 9,536,414
Total assets .......................................................................... 9,705,061,159
Liabilities:
Payables:
Investment securities purchased .............................................................. 164,104,222
Management fees ......................................................................... 1,222,619
Trustees' fees and expenses ................................................................. 20,280
Distributions to shareholders ................................................................. 35
Accrued expenses and other liabilities ........................................................... 151,453
Total liabilities ......................................................................... 165,498,609
Net assets, at value ................................................................. $9,539,562,550
Net assets consist of:
Paid-in capital ............................................................................. $9,539,562,691
Total distributable earnings (losses) ............................................................. (141)
Net assets, at value ................................................................. $9,539,562,550
Shares outstanding ......................................................................... 9,539,564,289
Net asset value per share
a
.................................................................... $1.00
a
Net asset value per share may not recalculate due to rounding.

The Money Market Portfolios
Financial Statements
Statement of Operations
for the six months ended December 31, 2024 (unaudited)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

The U.S.
Government
Money Market
Portfolio
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $261,499,704
Expenses:
Management fees (Note 3 a ) ................................................................... 7,816,003
Custodian fees ............................................................................ 24,371
Reports to shareholders fees .................................................................. 1,354
Professional fees ........................................................................... 51,220
Trustees' fees and expenses .................................................................. 61,429
Other .................................................................................... 36,715
Total expenses ......................................................................... 7,991,092
Net investment income ................................................................ 253,508,612
Net increase (decrease) in net assets resulting from operations .......................................... $253,508,612

The Money Market Portfolios
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

The U.S. Government Money Market Portfolio
Six Months Ended
December 31, 2024
(unaudited)
Year Ended
June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $253,508,612 $549,788,397
Distributions to shareholders .............................................. (253,508,686) (549,797,249)
Capital share transactions (Note 2 ) .......................................... (1,958,182,093) 779,631,968
Net increase (decrease) in net assets ................................... (1,958,182,167) 779,623,116
Net assets:
Beginning of period ..................................................... 11,497,744,717 10,718,121,601
End of period .......................................................... $9,539,562,550 $11,497,744,717

The Money Market Portfolios

ftinstitutional.com
Semiannual Report
Notes to Financial Statements (unaudited)
The U.S. Government Money Market Portfolio
1. Organization and Significant Accounting Policies
The Money Market Portfolios (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
portfolio The U.S. Government Money Market Portfolio
(Portfolio). The Trust follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The shares of the
Portfolio are issued in private placements and are exempt
from registration under the Securities Act of 1933.
The following summarizes the Portfolio's significant
accounting policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Portfolio's Board of Trustees
(the Board), the Board has designated the Portfolio's
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund's administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC).
b. Repurchase Agreements
The Portfolio enters into repurchase agreements, which
are accounted for as a loan by the Portfolio to the
seller, collateralized by securities which are delivered to
the Portfolio's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer)
or 100% (if the counterparty is the Federal Reserve Bank
of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the
non-defaulting party to net and close-out all transactions,
if any, traded under such agreements. The Portfolio may
sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed
by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase
price owed by the seller. All repurchase agreements held by
the Portfolio at period end, as indicated in the Schedule of
Investments, had been entered into on December 31, 2024.
c. Income Taxes
It is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Portfolio may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2024, the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Portfolio invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or

The Money Market Portfolios
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the
Portfolio's shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S. Government Money Fund,
Institutional Fiduciary Trust, and of the following subsidiaries:
a. Management Fees
The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the
Portfolio.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.
Six Months Ended
December 31, 2024
Year Ended
June 30, 2024
Shares sold ................................... $12,786,740,355 $24,020,028,954
Shares issued in reinvestment of distributions .......... 253,508,178 549,798,848
Shares redeemed ............................... (14,998,430,626) (23,790,195,834)
Net increase (decrease) .......................... $(1,958,182,093) $779,631,968
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

The Money Market Portfolios
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
c. Other Affiliated Transactions
At December 31, 2024, the shares of the Portfolio were owned by the following investment companies:
4. Income Taxes
At December 31, 2024, the cost of investments for book and income tax purposes was the same.
5. Fair Value Measurements
The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At December 31, 2024, all of the Portfolio's investments in financial instruments carried at fair value were valued using Level 2 inputs.
6. Operating Segments
The Portfolio has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolio's financial position or results of operations.
The Portfolio operates as a single operating segment, which is an investment portfolio. The Portfolio's  Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Shares
Percentage of
Outstanding Shares
Institutional Fiduciary Trust—Money Market Portfolio ............................ 4,302,124,715 45.10%
Franklin U.S. Government Money Fund ...................................... 5,237,439,574 54.90%
9,539,564,289 100.00%
3. Transactions with Affiliates
(continued)

The Money Market Portfolios
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Portfolio's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
7. Subsequent Events
The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate
6. Operating Segments
(continued)

The Money Market Portfolios

ftinstitutional.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

The Money Market Portfolios

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 28, 2025